Consolidated Statements of Stockholders' Equity - USD ($) $ in Millions	Total	Preferred Stock	Common Stock	Additional Paid in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Accumulated Deficit)
Beginning Balance (in shares) at Dec. 31, 2014		266,657	56,332,307
Beginning Balance at Dec. 31, 2014	$ 1,373	$ 267	$ 1	$ 1,482	$ 8	$ (385)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	158					158
Total other comprehensive income (loss)	(6)				(6)
Accretion of preferred stock (in shares)			150,951
Accretion of preferred stock	(3)	$ 0		3		0
Stock-based compensation (in shares)			0
Stock-based compensation	1			1
Ending Balance (in shares) at Dec. 31, 2015		266,657	56,483,258
Ending balance at Dec. 31, 2015	1,529	$ 267	$ 1	1,486	2	(227)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	171					171
Total other comprehensive income (loss)	(9)				(9)
Preferred stock redemption (in shares)		(266,657)
Preferred stock redemption	(267)	$ (267)
Dividends on preferred stock	(105)					(105)
Warrant exercise (in shares)			0
Warrant exercise	6			6
Stock-based compensation (in shares)			341,544
Stock-based compensation	11			11
Ending Balance (in shares) at Dec. 31, 2016		0	56,824,802
Ending balance at Dec. 31, 2016	1,336	$ 0	$ 1	1,503	(7)	(161)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	63					63
Total other comprehensive income (loss)	(9)				(9)
Warrant exercise (in shares)			154,313
Warrant exercise	4			4		0
Shares issued from Employee Stock Purchase Plan			48,032
Stock-based compensation (in shares)			294,081
Stock-based compensation	5			5
Ending Balance (in shares) at Dec. 31, 2017		0	57,321,228
Ending balance at Dec. 31, 2017	$ 1,399	$ 0	$ 1	$ 1,512	$ (16)	$ (98)